Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Puritan Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund Class K
Trading Symbol	FPUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, security selection in the equities subportfolio contributed to the fund's performance versus the Composite index the past 12 months. Greater-than-index exposure to stocks provided a further boost to relative performance.
•Investment choices and an underweight among investment-grade bonds also helped the fund's relative result.
•A modest non-Composite allocation to high-yield bonds did not have a meaningful impact.
•Among stocks, picks in the industrials sector added the most value by far. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). I took profits on the fund's Nvidia position and notably reduced its exposure the past 12 months. It was still the fund's third-largest holding as of August 31.
•Additionally, underweight exposure to electric-car maker Tesla (-28%) and an overweight in heating and air conditioning company Trane Technologies (+78%) boosted the fund's result versus the Composite. I increased the investment in Trane this period.
•Conversely, security selection in the financials sector detracted from relative performance for the 12 months. Positioning among energy companies also hurt.
•An overweight in commercial aircraft manufacturer Boeing (-22%) was the largest individual relative detractor, followed by an underweight in semiconductor company Broadcom (+21%). I substantially reduced the fund's investment in Boeing later in the period.
•Notable changes in positioning include a higher allocation to the financials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class K $10,000 $10,096 $10,851 $12,236 $14,002 $14,173 $17,287 $20,819 $18,271 $20,481 $24,822 Fidelity Puritan Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 21.19% 11.86% 9.52% Fidelity Puritan Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,449,373,729
Holdings Count | shares	238
Advisory Fees Paid, Amount	$ 118,821,735
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$31,449,373,729
Number of Holdings	238
Total Advisory Fee	$118,821,735
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.8 AAA 2.6 AA 0.2 A 2.4 BBB 5.6 BB 1.5 B 1.4 CCC,CC,C 0.6 Not Rated 1.3 Equities 67.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 10.4 Industrials 8.6 Health Care 8.4 Consumer Discretionary 6.7 Communication Services 4.9 Energy 3.4 Materials 3.0 Real Estate 1.7 Utilities 0.9 Consumer Staples 0.7 Common Stocks 66.8 Bonds 33.4 Preferred Stocks 0.4 Alternative Funds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.5 Apple Inc 5.3 Microsoft Corp 4.2 NVIDIA Corp 4.0 US Treasury Bonds 3.4 Amazon.com Inc 3.0 Meta Platforms Inc Class A 2.2 Fannie Mae Mortgage pass-thru certificates 2.0 Alphabet Inc Class C 1.9 Ginnie Mae II Pool 1.5 36.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Balanced Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund
Trading Symbol	FBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). We trimmed exposure to Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Balanced Fund $10,000 $10,086 $10,866 $12,183 $13,740 $14,098 $17,121 $21,372 $18,637 $20,798 $24,928 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Balanced Fund 19.85% 12.07% 9.56% Fidelity Balanced Hybrid Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,910,461,557
Holdings Count | shares	321
Advisory Fees Paid, Amount	$ 178,180,848
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$47,910,461,557
Number of Holdings	321
Total Advisory Fee	$178,180,848
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.3 AAA 3.2 AA 0.3 A 2.4 BBB 7.2 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.1 Financials 8.6 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.8 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.6 Real Estate 1.5 Materials 1.3 Common Stocks 63.6 Bonds 36.9 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.3 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 2.0 Alphabet Inc Class A 1.9 Ginnie Mae II Pool 1.8 38.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective July 26, 2024, the fund's investment objective was modified and made to be a fundamental policy as revised.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Objectives [Text Block]	Effective July 26, 2024, the fund's investment objective was modified and made to be a fundamental policy as revised.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Puritan Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® Fund
Class Name	Fidelity® Puritan® Fund
Trading Symbol	FPURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, security selection in the equities subportfolio contributed to the fund's performance versus the Composite index the past 12 months. Greater-than-index exposure to stocks provided a further boost to relative performance.
•Investment choices and an underweight among investment-grade bonds also helped the fund's relative result.
•A modest non-Composite allocation to high-yield bonds did not have a meaningful impact.
•Among stocks, picks in the industrials sector added the most value by far. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). I took profits on the fund's Nvidia position and notably reduced its exposure the past 12 months. It was still the fund's third-largest holding as of August 31.
•Additionally, underweight exposure to electric-car maker Tesla (-28%) and an overweight in heating and air conditioning company Trane Technologies (+78%) boosted the fund's result versus the Composite. I increased the investment in Trane this period.
•Conversely, security selection in the financials sector detracted from relative performance for the 12 months. Positioning among energy companies also hurt.
•An overweight in commercial aircraft manufacturer Boeing (-22%) was the largest individual relative detractor, followed by an underweight in semiconductor company Broadcom (+21%). I substantially reduced the fund's investment in Boeing later in the period.
•Notable changes in positioning include a higher allocation to the financials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Puritan® Fund $10,000 $10,087 $10,829 $12,197 $13,946 $14,109 $17,191 $20,685 $18,141 $20,317 $24,602 Fidelity Puritan Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Puritan® Fund 21.09% 11.76% 9.42% Fidelity Puritan Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,449,373,729
Holdings Count | shares	238
Advisory Fees Paid, Amount	$ 118,821,735
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$31,449,373,729
Number of Holdings	238
Total Advisory Fee	$118,821,735
Portfolio Turnover	55%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.8 AAA 2.6 AA 0.2 A 2.4 BBB 5.6 BB 1.5 B 1.4 CCC,CC,C 0.6 Not Rated 1.3 Equities 67.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 10.4 Industrials 8.6 Health Care 8.4 Consumer Discretionary 6.7 Communication Services 4.9 Energy 3.4 Materials 3.0 Real Estate 1.7 Utilities 0.9 Consumer Staples 0.7 Common Stocks 66.8 Bonds 33.4 Preferred Stocks 0.4 Alternative Funds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.5 Apple Inc 5.3 Microsoft Corp 4.2 NVIDIA Corp 4.0 US Treasury Bonds 3.4 Amazon.com Inc 3.0 Meta Platforms Inc Class A 2.2 Fannie Mae Mortgage pass-thru certificates 2.0 Alphabet Inc Class C 1.9 Ginnie Mae II Pool 1.5 36.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Puritan K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Puritan® K6 Fund
Class Name	Fidelity® Puritan® K6 Fund
Trading Symbol	FPKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, security selection in the equities subportfolio contributed to the fund's performance versus the Composite index the past 12 months. Greater-than-index exposure to stocks provided a further boost to relative performance.
•Investment choices and an underweight among investment-grade bonds also helped the fund's relative result.
•A modest non-Composite allocation to high-yield bonds did not have a meaningful impact.
•Among stocks, picks in the industrials sector added the most value by far. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). I took profits on the fund's Nvidia position and notably reduced its exposure the past 12 months. It was still the fund's third-largest holding as of August 31.
•Additionally, underweight exposure to electric-car maker Tesla (-28%) and an overweight in heating and air conditioning company Trane Technologies (+78%) boosted the fund's result versus the Composite. I increased the investment in Trane this period.
•Conversely, security selection in the financials sector detracted from relative performance for the 12 months. Positioning among energy companies also hurt.
•An overweight in commercial aircraft manufacturer Boeing (-22%) was the largest individual relative detractor, followed by an underweight in semiconductor company Broadcom (+21%). I substantially reduced the fund's investment in Boeing later in the period.
•Notable changes in positioning include a higher allocation to the financials sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 14, 2019 through August 31, 2024. Initial investment of $10,000. Fidelity® Puritan® K6 Fund $10,000 $10,265 $12,518 $15,091 $13,227 $14,821 Fidelity Puritan Composite Index℠ $10,000 $10,258 $11,919 $14,056 $12,500 $13,630 S&P 500® Index $10,000 $10,176 $12,409 $16,276 $14,449 $16,752 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Puritan® K6 Fund 21.22% 11.85% 11.88% Fidelity Puritan Composite Index℠ 18.93% 9.58% 9.70% S&P 500® Index 27.14% 15.92% 15.59% A From June 14, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,855,112,163
Holdings Count | shares	215
Advisory Fees Paid, Amount	$ 5,049,529
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,855,112,163
Number of Holdings	215
Total Advisory Fee	$5,049,529
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.7 AAA 2.6 AA 0.2 A 2.4 BBB 5.7 BB 1.5 B 1.3 CCC,CC,C 0.7 Not Rated 1.3 Equities 67.1 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 18.5 Financials 10.2 Health Care 8.6 Industrials 8.4 Consumer Discretionary 6.5 Communication Services 4.9 Energy 3.5 Materials 3.1 Real Estate 1.7 Utilities 0.9 Consumer Staples 0.7 Common Stocks 67.0 Bonds 33.4 Alternative Funds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Apple Inc 5.4 Microsoft Corp 4.3 NVIDIA Corp 3.9 US Treasury Bonds 3.4 Amazon.com Inc 3.0 Meta Platforms Inc Class A 2.3 Fannie Mae Mortgage pass-thru certificates 2.0 Alphabet Inc Class C 1.9 Ginnie Mae II Pool 1.5 36.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Balanced K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced K6 Fund
Class Name	Fidelity® Balanced K6 Fund
Trading Symbol	FBKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+142%). We added a bit to the stake in Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 14, 2019 through August 31, 2024. Initial investment of $10,000. Fidelity® Balanced K6 Fund $10,000 $10,235 $12,421 $15,544 $13,598 $15,241 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,258 $11,919 $14,056 $12,500 $13,630 S&P 500® Index $10,000 $10,176 $12,409 $16,276 $14,449 $16,752 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Balanced K6 Fund 20.11% 12.33% 12.28% Fidelity Balanced Hybrid Composite Index℠ 18.93% 9.58% 9.70% S&P 500® Index 27.14% 15.92% 15.59% A From June 14, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,935,880,652
Holdings Count | shares	318
Advisory Fees Paid, Amount	$ 5,656,548
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,935,880,652
Number of Holdings	318
Total Advisory Fee	$5,656,548
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.3 AAA 3.2 AA 0.3 A 2.4 BBB 7.1 BB 0.8 B 0.3 CCC,CC,C 0.0 Not Rated 1.4 Equities 63.9 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.4 Financials 8.7 Health Care 8.0 Consumer Discretionary 6.2 Communication Services 5.7 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.5 Real Estate 1.5 Materials 1.3 Common Stocks 63.8 Bonds 36.8 Preferred Stocks 0.1 Alternative Funds 0.0 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.4 NVIDIA Corp 4.8 US Treasury Bonds 4.1 Apple Inc 3.4 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 2.0 Ginnie Mae II Pool 1.8 Alphabet Inc Class A 1.8 38.6
Fidelity Balanced Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Balanced Fund
Class Name	Fidelity® Balanced Fund Class K
Trading Symbol	FBAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending August 31, 2024, driven by a resilient economy, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later in 2024. U.S. taxable investment-grade bonds posted a strong advance for the 12 months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve.
•Against this backdrop, asset allocation - overweighting stocks and underweighting investment-grade bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both equities and bonds also helped the fund's relative result.
•Among stocks, picks in the health care and industrials sectors stood out as relative contributors. The top individual contributor was an overweight in semiconductor company Nvidia (+141%). We trimmed exposure to Nvidia the past 12 months, making it the fund's No. 2 holding as of August 31.
•Elsewhere, a non-Composite stake in Belgium-based biotechnology company UCB (+99%) and avoiding weak-performing index component Intel (-36%) boosted the fund's relative result. UCB was a new position in the equity subportfolio this period.
•Conversely, security selection and an underweight in the information technology sector notably detracted from relative performance for the 12 months. Investment choices in materials and financials also hurt.
•Avoiding semiconductor maker Broadcom (+80%) detracted the most on a relative basis, followed by an overweight in SolarEdge Technologies (-85%), an Israel-based maker of optimized inverter systems for solar photovoltaic installations. We added to SolarEdge this period.
•In fixed income, the fund benefited from favorable duration positioning, as it was more interest-rate sensitive than its benchmark in a period of often-falling rates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class K $10,000 $10,095 $10,886 $12,217 $13,790 $14,167 $17,211 $21,501 $18,764 $20,963 $25,134 Fidelity Balanced Hybrid Composite Index℠ $10,000 $10,106 $11,125 $12,209 $13,557 $14,401 $16,734 $19,733 $17,549 $19,135 $22,758 S&P 500® Index $10,000 $10,048 $11,309 $13,145 $15,730 $16,189 $19,740 $25,893 $22,986 $26,650 $33,882 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 19.90% 12.15% 9.65% Fidelity Balanced Hybrid Composite Index℠ 18.93% 9.58% 8.57% S&P 500® Index 27.14% 15.92% 12.98% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,910,461,557
Holdings Count | shares	321
Advisory Fees Paid, Amount	$ 178,180,848
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$47,910,461,557
Number of Holdings	321
Total Advisory Fee	$178,180,848
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.3 AAA 3.2 AA 0.3 A 2.4 BBB 7.2 BB 0.8 B 0.3 Not Rated 1.4 Equities 63.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.1 Financials 8.6 Health Care 8.1 Consumer Discretionary 6.2 Communication Services 5.8 Industrials 5.6 Consumer Staples 3.7 Energy 2.3 Utilities 1.6 Real Estate 1.5 Materials 1.3 Common Stocks 63.6 Bonds 36.9 Preferred Stocks 0.2 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.1 Microsoft Corp 5.3 NVIDIA Corp 4.7 US Treasury Bonds 4.1 Apple Inc 3.3 Amazon.com Inc 2.8 Fannie Mae Mortgage pass-thru certificates 2.4 Meta Platforms Inc Class A 2.0 Alphabet Inc Class A 1.9 Ginnie Mae II Pool 1.8 38.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective July 26, 2024, the fund's investment objective was modified and made to be a fundamental policy as revised.
The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Objectives [Text Block]	Effective July 26, 2024, the fund's investment objective was modified and made to be a fundamental policy as revised.
Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec